Equipment (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cost
Closing balance		$ 37
Accumulated depreciation
Closing balance		(10)
Net book value		27
Equipment
Cost
Opening balance	$ 38	34
Additions		3
Closing balance	38
Accumulated depreciation
Opening balance	(15)	(5)
Depreciation	(3)	$ (5)
Closing balance	(18)
Net book value	$ 20		$ 23	$ 29